Income Taxes - Additional Information (Detail) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended						12 Months Ended																		9 Months Ended		12 Months Ended
	Jan. 09, 2014 USD ($)	Jan. 09, 2014 RUB	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Jan. 01, 2014 Entity	Jan. 31, 2013 Entity	Dec. 31, 2014 Russia Entities [Member]	Dec. 31, 2013 Russia Entities [Member]	Dec. 31, 2012 Russia Entities [Member]	Dec. 31, 2014 Switzerland [Member]	Dec. 31, 2013 Switzerland [Member]	Dec. 31, 2012 Switzerland [Member]	Dec. 31, 2014 Romania Entities [Member]	Dec. 31, 2013 Romania Entities [Member]	Dec. 31, 2012 Romania Entities [Member]	Dec. 31, 2014 Lithuania [Member]	Dec. 31, 2013 Lithuania [Member]	Dec. 31, 2012 Lithuania [Member]	Dec. 31, 2014 Kazakhstan [Member]	Dec. 31, 2013 Kazakhstan [Member]	Dec. 31, 2012 Kazakhstan [Member]	Dec. 31, 2014 USA [Member]	Dec. 31, 2013 USA [Member]	Dec. 31, 2012 USA [Member]	Dec. 31, 2014 United Kingdom [Member]	Dec. 31, 2013 United Kingdom [Member]	Dec. 31, 2012 United Kingdom [Member]	Dec. 31, 2011 United Kingdom [Member]	Dec. 31, 2010 United Kingdom [Member]	Dec. 31, 2014 Ukrainian Entities [Member]	Dec. 31, 2013 Ukrainian Entities [Member]	Dec. 31, 2012 Ukrainian Entities [Member]
Income Taxes [Line Items]
Consolidated subsidiaries for tax purpose							20	16
Percentage of income tax rate									20.00%	20.00%	20.00%	10.80%	10.80%	10.80%	16.00%	16.00%	16.00%	15.00%	15.00%	15.00%	20.00%	20.00%	20.00%
Percentage of the statutory income tax rate																								39.55%	39.55%	40.00%			24.00%	24.00%	24.00%			21.00%
Percentage of the statutory income tax rate, next year																												23.00%					19.00%
Percentage of the statutory income tax rate, year two																											21.00%					18.00%
Deferred tax liability unrecognized, foreign subsidiaries			$ 2,898		$ 2,868
Deferred tax liability unrecognized, domestic subsidiaries			19,401		51,369
Tax losses carry forward period			10 years
Deferred tax assets on net operating loss carry forwards for statutory income tax			820,830		740,132
Deferred tax asset valuation allowance			503,250		579,128
Unrecognized income tax benefit			31,444	[1]	78,332	[1]
Interest and penalties included in unrecognized tax benefits			2,656		13,789
Interest, penalties and claims of income tax rate	$ 114,212	3,977,000			$ 10,468
Probability of the repetitive review by the tax authorities			Less than 10%

[1]	See Note 20